Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Warrants

Note 8 – Warrants

In February 2024, the Company issued 13,023 warrants in connection with the Purchase Agreement (Note 4), valued at $677,130. The Warrants expire five (5) years from the date of issuance. The warrants were earned and issued without recourse upon signature of the Purchase Agreement (Note 4) and recorded as a finance expense. The exercise price per warrant shall be calculated by dividing $30,000,000 by the total number of outstanding shares of common stock as of the exercise date.

In July 2024, the Company issued 12,706 warrants in connection with the extension of maturity of notes payable (Note 4), valued at $377,774 recorded as an inducement expense. The Warrants expire two (2) years from the date of issuance with an exercise price of $60 per share.

A summary of activity of the warrants during the years ended December 31, 2025, and 2024 is follows:

	Number of Warrants Outstanding	Weighted Average Exercise price	Weighted Average Remaining life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	25,730	50	2.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2024	25,730	$50	2.85
Grant	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2025	25,730	$50	1.85

Exercisable at December 31, 2025	25,730	$50	1.85

The aggregate intrinsic value of the warrants as of December 31, 2025 and 2024 was $0. All of the outstanding warrants are exercisable as of December 31, 2025.

Valuation

The Company utilizes the Black-Scholes model to value its warrants at the date of issuance of warrants. The Company utilized the following assumptions to fair value the warrants issued during the year ended December 31, 2024. There were no warrants issued during the year ended December 31, 2025:

December 31, 2024

Expected term (in years)	2 -5 years
Expected average volatility	241 – 338%
Expected dividend yield	-
Risk-free interest rate	4.13 – 4.43%
Weighted average fair value of warrants	$0.10